Other Current Liabilities - Summary of Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities [Abstract]
Financing fund	€ 23,519
Payroll and employee benefits payables	23,443	€ 25,309
Accrued expenses	23,336	14,484
Tax payables	9,561	8,975
Warrant liabilities	9,002
Customer advances	8,535	8,718
Due to related companies	2,020	5,059
Rental payable	1,063	1,989
Other	6,002	4,126
Total other current liabilities	€ 106,481	€ 68,660